Segment Information Financial Information by Reportable Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net interest income (expense)	$ 558,925	$ 513,794	$ 452,310
Income before income taxes	218,040	115,997	81,514
Total Assets	17,640,984	18,242,878
Goodwill	46,859	46,859	10,238
Intangible Assets, Net (Excluding Goodwill)	5,813	7,921
Servicing Asset at Amortized Cost, Valuation Allowance	94,951	(63,508)	(39,455)
Indemnification Asset, Write Offs	0	0	8,680
Consumer Banking Segment [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)	301,544	340,729	294,509
Total net revenue	769,782	662,369	488,118
Depreciation and amortization	10,519	6,365	4,651
Income before income taxes	145,262	138,281	79,757
Total Assets	11,321,747	12,274,855	11,433,091
Servicing Asset at Amortized Cost, Valuation Allowance	94,951	63,508	39,455
Commercial Banking Segment [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)	263,682	178,812	164,442
Total net revenue	314,133	226,772	199,213
Depreciation and amortization	21,867	23,437	13,335
Income before income taxes	172,496	78,924	79,507
Total Assets	6,331,646	5,972,260	1,783,032
Corporate Services [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)	(6,301)	(5,747)	(6,641)
Total net revenue	(5,599)	(5,575)	(1,918)
Depreciation and amortization	7,147	7,754	6,169
Income before income taxes	(99,718)	(101,208)	(77,750)
Total Assets	236,313	166,146	99,886
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)	0	0	0
Total net revenue	0	0	0
Depreciation and amortization	0	0	0
Income before income taxes	0	0	0
Total Assets	(248,722)	(170,383)	(274,331)
Consolidated [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)	558,925	513,794	452,310
Total net revenue	1,078,316	883,566	685,413
Depreciation and amortization	39,533	37,556	24,155
Income before income taxes	218,040	115,997	81,514
Total Assets	17,640,984	18,242,878	13,041,678
Tygris [Member] | Commercial Banking Segment [Member]
Segment Reporting Information [Line Items]
Indemnification Asset, Write Offs			8,680
Business Property Lending, Inc. [Member] | Commercial Banking Segment [Member]
Segment Reporting Information [Line Items]
Goodwill		36,621
Intangible Assets, Net (Excluding Goodwill)		2,100
Intersegment Eliminations [Member] | Consumer Banking Segment [Member]
Segment Reporting Information [Line Items]
Total net revenue	60,567	31,689	13,420
Intersegment Eliminations [Member] | Commercial Banking Segment [Member]
Segment Reporting Information [Line Items]
Total net revenue	(60,567)	(31,689)	(13,420)
Intersegment Eliminations [Member] | Corporate Services [Member]
Segment Reporting Information [Line Items]
Total net revenue	0	0	0
Intersegment Eliminations [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total net revenue	0	0	0
Intersegment Eliminations [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 0	$ 0	$ 0